Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	£ 44,351	£ 45,571
Accounting policy change	607	(144)
Revised opening balance		45,427
Net debt, Subsidiaries acquired	3	(1)
Net Debt Adjustment On Cash Flow	(1,609)	(2,996)
Net Debt Adjustment on Foreign Exchange	(873)	2,056
Net Debt Adjustment On Fair Value,Accrued Interest And Other	95	(135)
Net Debt, Closing balance	42,574	44,351
Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	47,495
Net Debt Adjustment On Cash Flow	(1,176)
Net Debt Adjustment on Foreign Exchange	(1,536)
Net Debt Adjustment On Fair Value,Accrued Interest And Other	4
Net Debt, Closing balance	44,787	47,495
Lease Liabilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	14
Accounting policy change	607
Net debt, Subsidiaries acquired	3
Net Debt Adjustment On Cash Flow	(154)
Net Debt Adjustment on Foreign Exchange	(30)
Net Debt Adjustment On Fair Value,Accrued Interest And Other	139
Net Debt, Closing balance	579	14
Derivatives in Respect of Net Debt, Assets
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	(647)	(640)
Revised opening balance		(640)
Net Debt Adjustment On Cash Flow	(2)	109
Net Debt Adjustment on Foreign Exchange	107	(55)
Net Debt Adjustment On Fair Value,Accrued Interest And Other	15	(61)
Net Debt, Closing balance	(527)	(647)
Derivatives in Respect of Net Debt, Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	269	117
Revised opening balance		117
Net Debt Adjustment On Cash Flow	(389)	(6)
Net Debt Adjustment on Foreign Exchange	491	132
Net Debt Adjustment On Fair Value,Accrued Interest And Other	13	26
Net Debt, Closing balance	384	269
Cash and Cash Equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	(2,602)	(3,291)
Revised opening balance		(3,291)
Net debt, Subsidiaries acquired		(1)
Net Debt Adjustment On Cash Flow	17	563
Net Debt Adjustment on Foreign Exchange	57	100
Net Debt Adjustment On Fair Value,Accrued Interest And Other	2	27
Net Debt, Closing balance	(2,526)	(2,602)
Current Investments Held at Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	(178)	(65)
Accounting policy change		(144)
Revised opening balance		(209)
Net Debt Adjustment On Cash Flow	95	9
Net Debt Adjustment on Foreign Exchange	38	53
Net Debt Adjustment On Fair Value,Accrued Interest And Other	(78)	(31)
Net Debt, Closing balance	(123)	(178)
Borrowings Excluding Lease Liabilities Related To Net Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	£ 47,509	49,450
Revised opening balance		49,450
Net Debt Adjustment On Cash Flow		(3,671)
Net Debt Adjustment on Foreign Exchange		1,826
Net Debt Adjustment On Fair Value,Accrued Interest And Other		(96)
Net Debt, Closing balance		£ 47,509